State Street Bank & Trust Company

Legal Administration

100 Huntington Avenue

Boston, MA 02116

February 4, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	RidgeWorth Funds (the “Registrant”)

(File Nos. 033-45671 and 811-06557)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information of the Registrant, dated January 30, 2015, does not differ from that contained in Post-Effective Amendment No. 95 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (Amendment No. 97 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on January 30, 2015 (Accession # 0001193125-15-027809).

Please call me at (617) 662-3153 if you have any questions with respect to this certification.

Sincerely,

/s/ Timothy J. Burdick

Timothy J. Burdick
Assistant Vice President and Associate Counsel

cc:	Julia Short, President